UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Limited-Term Diversified Income Fund

March 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.04%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	224,730	$163,551
Total Agency Asset-Backed Security (cost $222,913)			163,551

Agency Collateralized Mortgage Obligations – 5.20%
•E.F. Hutton Trust III Series 1 A 1.97% 10/25/17		77,098	77,110
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30		63,295	67,805
Series 2001-T10 A1 7.00% 12/25/41		372,938	399,510
Series 2002-T1 A2 7.00% 11/25/31		209,385	219,593
•Fannie Mae ACES Series 2006-M2 A2F 5.259% 5/25/20		1,315,000	1,390,284
Fannie Mae REMICs Series 2003-91 BE 4.00% 11/25/16		2,137,785	2,166,746
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		207,120	221,942
Series 2004-W9 2A1 6.50% 2/25/44		256,185	265,952
Freddie Mac REMICs
Series 2644 AW 4.00% 1/15/26		619,153	622,375
Series 2706 UG 4.50% 8/15/16		2,480,000	2,577,148
Series 2890 PC 5.00% 7/15/30		75,000	78,197
Series 3063 PC 5.00% 2/15/29		100,000	104,363
•Series 3094 US 6.75% 9/15/34		1,043,178	1,033,823
Series 3113 QA 5.00% 11/15/25		72,568	74,272
Series 3337 PB 5.50% 7/15/30		75,000	77,388
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		17,408	17,406
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		77,621	82,836
Series T-54 2A 6.50% 2/25/43		1,818	1,878
Series T-58 2A 6.50% 9/25/43		1,414,687	1,469,949
•Series T-60 1A4C 5.395% 3/25/44		2,268,521	2,399,670
GNMA
Series 2002-28 B 5.779% 7/16/24		1,891,366	1,931,651
Series 2003-72 C 4.86% 2/16/30		2,500,000	2,596,637
•Series 2003-78 B 5.11% 10/16/27		5,000,000	5,180,057
Total Agency Collateralized Mortgage Obligations (cost $22,572,520)			23,056,592

Agency Mortgage-Backed Securities – 10.37%
Fannie Mae
4.50% 3/1/14		1,029,993	1,057,195
6.00% 9/1/12		670,015	700,183
6.50% 8/1/17		256,924	269,185
9.00% 11/1/15		135,763	144,228
10.00% 10/1/30		171,404	196,334
16.00% 11/15/12		106,337	120,884
•Fannie Mae ARM
4.377% 6/1/34		334,917	338,897
4.526% 8/1/34		408,778	415,636
4.767% 12/1/33		330,680	337,354
4.797% 11/1/35		2,187,603	2,243,503
5.046% 8/1/35		637,745	655,395
5.135% 11/1/35		330,801	340,889
5.148% 3/1/38		77,031	79,326
5.163% 9/1/38		6,039,893	6,228,434
5.398% 4/1/36		38,790	40,126

5.854% 4/1/36	3,541,428	3,661,927
6.138% 6/1/36	1,256,074	1,309,531
6.156% 7/1/36	1,266,618	1,321,199
6.285% 7/1/36	1,053,902	1,093,970
6.313% 4/1/36	383,273	397,947
6.327% 8/1/36	672,003	700,204
Fannie Mae Balloon 7 yr
4.00% 8/1/10	1,062,101	1,081,642
5.00% 8/1/11	1,502,644	1,530,726
Fannie Mae FHAVA 30 yr
7.50% 3/1/25	962	1,014
8.50% 8/1/09	44	45
11.00% 8/1/10 to 12/1/15	62,581	65,883
Fannie Mae GPM 11.00% 11/1/10	3,362	3,569
Fannie Mae S.F. 15 yr
5.00% 9/1/18 to 5/1/21	1,069,991	1,117,896
5.50% 4/1/21 to 1/1/23	98,964	103,300
6.00% 3/1/18 to 8/1/22	6,069,922	6,393,430
7.00% 11/1/14	1,902	1,988
7.50% 4/1/11	3,438	3,556
8.00% 10/1/14 to 10/1/16	450,382	473,663
Fannie Mae S.F. 20 yr 6.50% 2/1/22	346,805	368,201
Fannie Mae S.F. 30 yr
5.00% 3/1/34 to 1/1/38	565,574	584,308
5.50% 2/1/35 to 5/1/36	494,679	514,313
6.00% 9/1/34 to 12/1/36	323,282	338,275
6.50% 6/1/29 to 12/1/37	1,334,950	1,408,046
7.00% 12/1/34 to 12/1/37	147,473	157,079
7.50% 3/1/14 to 6/1/34	115,173	123,028
8.00% 9/1/11 to 5/1/24	284,521	303,334
8.50% 8/1/17	116,822	125,976
9.00% 8/1/22	337,613	371,570
9.25% 6/1/16 to 8/1/16	42,847	47,363
10.00% 2/1/25	491,936	532,395
11.00% 9/1/15 to 8/1/20	103,985	119,261
Freddie Mac
6.00% 1/1/17	303,374	316,409
6.50% 6/17/14 to 3/1/16	1,229,421	1,272,885
•Freddie Mac ARM
5.239% 4/1/34	83,918	86,358
5.325% 4/1/33	200,177	203,541
5.673% 7/1/36	325,463	336,922
5.817% 10/1/36	75,531	78,037
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10	984,263	992,885
4.50% 3/1/10 to 12/1/10	1,914,739	1,944,019
5.00% 6/1/11 to 11/1/11	427,527	433,521
6.00% 4/1/09	12,892	12,902
Freddie Mac FHAVA 30 yr
9.50% 2/1/10	6,907	7,087
11.00% 2/1/14	1,528	1,631
Freddie Mac S.F. 15 yr
5.00% 4/1/20	961,494	1,002,738
6.00% 10/1/10	4,538	4,659
7.50% 4/1/11	17,260	17,908
8.00% 7/1/16	97,793	104,152
Freddie Mac S.F. 30 yr
5.50% 11/1/33	24,080	25,093
7.00% 11/1/33	2,278	2,455
8.00% 1/1/11 to 5/1/31	290,432	317,346
8.50% 12/1/09	1,547	1,590
9.00% 9/1/30	197,671	220,286
11.00% 5/1/20	4,133	4,516
11.50% 6/1/15 to 3/1/16	165,579	190,540

GNMA I GPM
11.00% 7/15/10	6,974	7,266
11.50% 4/15/10	4,483	4,691
12.25% 1/15/14	6,607	7,612
GNMA I Mobile Home 15 yr 6.50% 9/15/10	4,877	5,062
GNMA I S.F. 15 yr
6.00% 6/15/09	143	144
7.50% 7/15/10 to 9/15/10	8,397	8,445
GNMA I S.F. 30 yr
7.50% 12/15/23 to 1/15/32	346,917	372,728
8.00% 6/15/30	8,679	9,442
9.00% 10/15/09 to 2/15/17	40,817	44,004
9.50% 6/15/16 to 8/15/17	18,597	20,324
11.00% 12/15/09 to 5/15/20	122,976	137,151
GNMA II GPM 9.75% 12/20/16 to 9/20/17	18,171	19,740
GNMA II S.F. 30 yr
9.50% 11/20/20	2,429	2,662
10.50% 6/20/20	2,238	2,489
11.00% 9/20/15 to 10/20/15	71,197	79,452
11.50% 12/20/17 to 10/20/18	57,864	65,774
12.00% 4/20/14 to 5/20/16	121,698	139,291
12.50% 10/20/13 to 11/20/13	23,378	26,191
Total Agency Mortgage-Backed Securities (cost $45,019,691)		45,952,156

Agency Obligations – 8.73%
¥Fannie Mae 1.75% 3/23/11	24,935,000	25,107,625
Federal Home Loan Bank
3.625% 10/18/13	425,000	443,758
3.84% 11/25/09	1,178,524	1,189,578
Freddie Mac
2.125% 3/23/12	10,290,000	10,375,438
4.125% 12/21/12	1,445,000	1,552,863
Total Agency Obligations (cost $38,354,756)		38,669,262

Commercial Mortgage-Backed Securities – 2.56%
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16	1,085,000	1,087,958
Series 2005-PW10 A1 5.085% 12/11/40	1,949,008	1,943,062
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	180,000	152,814
#Crown Castle Towers 144A
•Series 2005-1A AFL 0.94% 6/15/35	630,000	573,300
Series 2006-1A B 5.362% 11/15/36	900,000	796,500
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	500,000	483,314
•GMAC Commercial Mortgage Securities Series 1999-C3 A2 7.179% 8/15/36	1,503,808	1,511,381
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,045,000	857,179
Series 2005-GG4 A4A 4.751% 7/10/39	935,000	691,640
@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56	360,000	68,400
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	285,000	243,699
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	1,000,000	946,165
Series 2006-LDP9 A2 5.134% 5/15/47	320,000	237,260
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	169,298	164,651
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38	605,000	542,700
•Morgan Stanley Capital I Series 2007-T27 A4 5.803% 6/11/42	695,000	523,958
#Tower 144A
@Series 2006-1 B 5.588% 2/15/36	255,000	232,050
@Series 2006-1 C 5.707% 2/15/36	340,000	311,100
Total Commercial Mortgage-Backed Securities (cost $11,892,300)		11,367,131

Convertible Bonds – 0.86%
Amgen 0.125% exercise price $79.84, expiration date 2/1/11	1,250,000	1,170,313
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 4/15/24	575,000	524,688
Medtronic 1.50% exercise price $55.96, expiration date 4/15/11	1,250,000	1,182,812
National City 4.00% exercise price $482.50, expiration date 2/1/11	1,000,000	916,250
Total Convertible Bonds (cost $3,714,656)		3,794,063

Corporate Bonds – 45.88%
Banking – 5.97%
#ANZ National International 144A 3.25% 4/2/12	2,110,000	2,112,848
Bank of America
•1.62% 6/15/17	1,750,000	1,051,677
4.375% 12/1/10	1,180,000	1,114,560
4.90% 5/1/13	1,435,000	1,290,193
5.125% 11/15/14	16,000	13,686
Bank of New York Mellon
4.95% 1/14/11	1,450,000	1,486,940
5.125% 8/27/13	1,780,000	1,823,628
#Barclays Bank 144A 2.70% 3/5/12	1,355,000	1,362,532
BB&T 6.50% 8/1/11	1,895,000	1,913,778
Citigroup
4.625% 8/3/10	580,000	544,285
6.50% 8/19/13	1,120,000	1,030,137
JPMorgan Chase
•1.656% 6/13/16	1,750,000	1,199,104
4.75% 5/1/13	2,545,000	2,469,166
5.75% 1/2/13	1,165,000	1,113,606
PNC Funding 7.50% 11/1/09	700,000	697,232
Silicon Valley Bank 5.70% 6/1/12	1,120,000	1,068,600
U.S. Bank North America 6.375% 8/1/11	2,225,000	2,338,018
•USB Capital IX 6.189% 4/15/49	725,000	286,479
Wells Fargo Bank
•1.448% 5/16/16	1,575,000	1,144,693
4.875% 1/12/11	1,640,000	1,621,614
•Wells Fargo Capital XIII 7.70% 12/29/49	1,625,000	774,555
		26,457,331
Basic Industry – 1.06%
ArcelorMittal 5.375% 6/1/13	1,350,000	1,048,802
Domtar 7.875% 10/15/11	1,500,000	1,222,500
@#Evraz Group 144A 9.50% 4/24/18	180,000	100,800
Freeport McMoRan Copper & Gold 8.375% 4/1/17	1,925,000	1,802,413
@#Severstal 144A 9.75% 7/29/13	331,000	216,805
Steel Dynamics 6.75% 4/1/15	425,000	290,063
		4,681,383
Brokerage – 1.93%
Goldman Sachs Group
5.70% 9/1/12	1,645,000	1,597,252
6.875% 1/15/11	1,050,000	1,061,514
Lazard Group 6.85% 6/15/17	1,106,000	891,852
Morgan Stanley
•1.574% 10/15/15	1,275,000	907,224
4.00% 1/15/10	750,000	744,851
5.30% 3/1/13	3,473,000	3,342,388
		8,545,081
Capital Goods – 3.45%
Allied Waste North America
5.75% 2/15/11	2,476,000	2,418,245
6.50% 11/15/10	1,430,000	1,423,395
Anixter 10.00% 3/15/14	650,000	606,125
Caterpillar 7.00% 12/15/13	860,000	916,154
Flextronics International 6.50% 5/15/13	1,365,000	1,221,675
Ingersoll-Rand Global Holding 9.50% 4/15/14	630,000	629,950
Tyco Electronics Group 6.00% 10/1/12	2,170,000	1,847,965
Tyco International Finance
6.375% 10/15/11	2,335,000	2,367,078
8.50% 1/15/19	1,600,000	1,654,238
Waste Management 7.375% 8/1/10	2,152,000	2,202,355
		15,287,180

Communications – 9.97%
American Tower 7.125% 10/15/12	1,655,000	1,671,550
AT&T Wireless 8.125% 5/1/12	2,840,000	3,098,303
Comcast
•1.46% 7/14/09	17,000	16,912
5.45% 11/15/10	1,910,000	1,946,456
5.50% 3/15/11	1,570,000	1,593,304
CSC Holdings 6.75% 4/15/12	1,795,000	1,736,663
Deutsche Telekom International Finance 8.50% 6/15/10	2,585,000	2,701,022
DirecTV Holdings 8.375% 3/15/13	1,480,000	1,504,050
Echostar DBS 7.125% 2/1/16	895,000	805,500
France Telecom 7.75% 3/1/11	1,589,000	1,702,566
Inmarsat Finance 10.375% 11/15/12	1,985,000	2,044,550
Lamar Media 7.25% 1/1/13	1,910,000	1,654,538
Rogers Wireless
8.00% 12/15/12	750,000	760,313
9.625% 5/1/11	1,850,000	1,927,269
Sprint Capital 8.375% 3/15/12	2,537,000	2,295,984
Telecom Italia Capital
4.00% 1/15/10	661,000	651,065
5.25% 10/1/15	600,000	506,559
6.20% 7/18/11	2,006,000	1,970,933
Time Warner Cable
5.40% 7/2/12	716,000	692,123
7.50% 4/1/14	2,870,000	2,929,233
8.25% 2/14/14	1,480,000	1,548,588
Verizon Global Funding 6.875% 6/15/12	1,820,000	1,933,226
#Verizon Wireless 144A
5.55% 2/1/14	2,023,000	2,026,811
7.375% 11/15/13	960,000	1,030,290
#Videotron 144A 9.125% 4/15/18	1,550,000	1,582,938
Virgin Media Finance 8.75% 4/15/14	1,150,000	1,092,500
Vodafone Group 5.00% 12/16/13	1,610,000	1,633,244
Windstream 8.125% 8/1/13	1,100,000	1,089,000
		44,145,490
Consumer Cyclical – 2.34%
Centex 4.55% 11/1/10	405,000	370,575
CVS Caremark
4.00% 9/15/09	1,211,000	1,212,607
4.875% 9/15/14	20,000	19,846
#Invista 144A 9.25% 5/1/12	675,000	607,500
Ryland Group 5.375% 5/15/12	590,000	516,250
Target
5.125% 1/15/13	635,000	661,985
6.35% 1/15/11	1,390,000	1,472,919
Toll Brothers 8.25% 2/1/11	1,890,000	1,852,200
Tricon Global 8.875% 4/15/11	2,985,000	3,186,150
Wal-Mart Stores 4.25% 4/15/13	450,000	473,714
		10,373,746
Consumer Non-Cyclical – 8.14%
American Home Products 6.95% 3/15/11	2,000,000	2,131,306
Amgen 4.85% 11/18/14	25,000	25,655
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	3,330,000	3,492,873
Corrections Corporation of America 7.50% 5/1/11	1,593,000	1,604,948
Covidien International Finance 5.15% 10/15/10	1,825,000	1,883,825
Delhaize Group 5.875% 2/1/14	3,085,000	3,087,277
HCA 9.25% 11/15/16	1,575,000	1,437,188
Kroger
6.80% 4/1/11	740,000	782,176
7.50% 1/15/14	1,538,000	1,708,244

McKesson 6.50% 2/15/14	2,765,000	2,862,925
Medtronic 4.50% 3/15/14	2,925,000	3,002,574
Novartis Capital 4.125% 2/10/14	1,517,000	1,551,911
Pfizer 4.45% 3/15/12	2,950,000	3,032,187
Quest Diagnostics 5.125% 11/1/10	3,075,000	3,087,727
#Roche Holdings 144A
4.50% 3/1/12	1,780,000	1,813,176
5.00% 3/1/14	1,660,000	1,700,894
Safeway 6.50% 3/1/11	2,565,000	2,691,154
Wyeth 5.50% 2/1/14	170,000	178,760
		36,074,800
Electric – 3.46%
#AES 144A 8.75% 5/15/13	1,000,000	990,000
Commonwealth Edison 5.40% 12/15/11	2,816,000	2,823,952
Ipalco Enterprises 8.625% 11/14/11	110,000	105,600
wMirant Mid Atlantic Pass Through Trust A 8.625% 6/30/12	1,673,416	1,669,441
Pacific Gas & Electric 4.20% 3/1/11	2,000,000	2,031,798
Pacificorp 6.90% 11/15/11	2,845,000	3,030,902
PECO Energy 5.00% 10/1/14	420,000	419,939
PPL Electric Utilities 7.125% 11/30/13	2,455,000	2,695,565
Virginia Electric & Power 5.10% 11/30/12	1,535,000	1,573,303
		15,340,500
Energy – 4.97%
Chesapeake Energy 9.50% 2/15/15	1,850,000	1,808,375
ConocoPhillips 4.75% 2/1/14	2,820,000	2,936,390
El Paso
7.25% 6/1/18	1,165,000	996,075
8.25% 2/15/16	750,000	705,000
Enterprise Products Operating
4.95% 6/1/10	1,455,000	1,430,166
6.375% 2/1/13	943,000	910,410
7.50% 2/1/11	855,000	869,438
Kinder Morgan Energy Partners
6.75% 3/15/11	1,300,000	1,326,273
7.50% 11/1/10	1,395,000	1,453,944
Massey Energy 6.875% 12/15/13	2,005,000	1,754,375
Petrobras International 7.875% 3/15/19	406,000	422,727
TransCanada Pipelines 4.00% 6/15/13	3,720,000	3,601,890
Weatherford International
5.15% 3/15/13	1,105,000	1,029,012
5.95% 6/15/12	2,000	1,915
6.625% 11/15/11	2,000,000	1,956,460
XTO Energy 5.00% 8/1/10	815,000	811,491
		22,013,941
Finance Companies – 1.67%
FTI Consulting
7.625% 6/15/13	1,718,000	1,739,475
7.75% 10/1/16	225,000	225,563
•General Electric Capital 1.58% 9/15/14	3,535,000	2,554,447
International Lease Finance
5.35% 3/1/12	2,026,000	1,137,646
5.875% 5/1/13	378,000	202,846
6.625% 11/15/13	995,000	551,602
USAA Capital 2.24% 3/30/12	1,000,000	1,002,730
		7,414,309
Insurance – 2.12%
Allstate Life Global Funding Trusts 5.375% 4/30/13	1,150,000	1,113,363
•Hartford Financial Services Group 8.125% 6/15/38	795,000	254,933
#Metropolitan Life Global Funding I 144A
4.625% 8/19/10	860,000	837,705
5.125% 4/10/13	1,640,000	1,499,119

UnitedHealth Group
5.25% 3/15/11	590,000	595,321
5.50% 11/15/12	1,072,000	1,071,245
WellPoint 5.00% 1/15/11	4,000,000	4,013,188
		9,384,874
Technology – 0.80%
International Business Machines 6.50% 10/15/13	1,115,000	1,234,621
Oracle 4.95% 4/15/13	2,170,000	2,295,328
		3,529,949
Total Corporate Bonds (cost $201,620,479)		203,248,584
Non-Agency Asset-Backed Securities – 11.51%
•American Express Credit Account Master Trust Series 2004-4 A 0.65% 3/15/12	2,000,000	1,976,817
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.54% 2/15/12	4,015,000	3,968,400
Series 2008-A5 A5 1.76% 12/16/13	2,130,000	2,002,641
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	470,000	436,227
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	1,633,669	1,636,199
•Capital One Multi-Asset Execution Trust
Series 2006-A5 A5 0.62% 1/15/16	1,975,000	1,625,204
Series 2006-A13 A13 0.54% 8/15/12	3,750,000	3,687,618
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	997,246	1,001,230
•Series 2008-A A2B 1.67% 12/27/10	533,015	520,446
Series 2008-A A3 4.94% 4/25/14	1,700,000	1,638,516
@Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	515,000	462,038
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 1A4 3.303% 11/25/29	34,365	33,743
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	725,000	729,109
•Series 2005-A8 A8 0.60% 10/15/12	750,000	721,424
Series 2005-A10 A10 4.65% 12/17/12	2,605,000	2,613,038
Series 2008-A9 A9 4.26% 5/15/13	1,025,000	1,021,295
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	1,800,000	1,832,039
•Series 2007-A6 A6 1.34% 7/12/12	1,150,000	1,109,681
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	559,266	564,055
•Series 2007-B A3B 1.16% 10/17/11	1,450,000	1,442,990
Series 2007-C A3A 5.21% 12/15/11	1,313,000	1,331,049
Series 2008-A A3 4.12% 5/15/12	455,000	458,017
Series 2008-A A4A 4.93% 8/15/14	570,000	564,883
Series 2008-B A3A 4.78% 7/16/12	395,000	398,306
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	500,000	474,212
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	500,000	364,069
Ford Credit Auto Owner Trust
Series 2007-B A3A 5.15% 11/15/11	500,000	493,377
•Series 2008-A A3B 1.36% 4/15/12	1,750,000	1,637,765
•Series 2008-C A3 1.98% 6/15/12	1,800,000	1,681,497
•#Golden Credit Card Trust Series 2008-3 A 144A 1.56% 7/15/17	1,200,000	1,108,560
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	145,129	142,774
Series 2007-2 A3 5.10% 5/15/12	645,902	640,498
Honda Auto Receivables Owner Trust
Series 2007-1 A3 5.10% 3/18/11	896,568	906,728
Series 2008-1 A2 3.77% 9/20/10	270,175	271,360
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	173,081	175,918
Series 2008-A A3 4.93% 12/17/12	280,000	283,164
John Deere Owner Trust
Series 2007-A A3 5.04% 7/15/11	360,101	359,427
Series 2008-A A3 4.18% 6/15/12	50,000	48,824
•MBNA Credit Card Master Note Trust Series 2006-A3 A3 0.58% 8/15/12	2,000,000	1,944,253

•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 0.64% 10/25/36	105,964	96,463
Nissan Auto Receivables Owner Trust
Series 2007-B A3 5.03% 5/16/11	1,650,000	1,675,968
Series 2008-B A2 3.80% 10/15/10	1,932,154	1,941,083
Series 2009-A A3 3.20% 2/15/13	1,750,000	1,746,675
Public Service New Hampshire Funding Series 2001-1 A3 6.48% 5/1/15	476,018	512,915
@PRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	175,000	106,168
@•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 0.61% 8/15/11	187,659	185,313
USAA Auto Owner Trust
Series 2007-2 A3 4.90% 2/15/12	865,613	874,957
Series 2008-1 A3 4.16% 4/16/12	1,220,000	1,229,341
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	300,000	297,332
Total Non-Agency Asset-Backed Securities (cost $51,088,439)		50,973,606

Non-Agency Collateralized Mortgage Obligations – 0.63%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	587,092	518,108
#GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27	225,012	231,692
•Series 1999-3 A 8.00% 8/19/29	545,811	619,098
Series 2005-RP1 1A4 8.50% 1/25/35	622,178	587,525
Series 2006-RP1 1A2 7.50% 1/25/36	71,175	59,417
@Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	86,499	67,799
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	457,451	479,037
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	389,042	248,987
Total Non-Agency Collateralized Mortgage Obligations (cost $3,055,164)		2,811,663

«Senior Secured Loans – 3.92%
ARAMARK
Synthetic LOC 4.344% 1/26/14	45,996	40,278
Term Loan B 3.334% 1/26/14	724,004	634,003
Bausch & Lomb
Term Loan B 4.709% 4/11/15	825,761	705,766
Term Loan DD 3.604% 4/11/15	209,054	178,675
BE Aerospace Term Loan 5.79% 7/28/14	750,000	720,000
Biomet Term Loan B 4.211% 3/25/15	748,101	676,512
Calpine Term Loan T1 4.335% 3/29/14	947,601	725,753
Community Health Systems
Term Loan B 3.48% 7/2/14	1,084,533	939,174
Term Loan DD 2.704% 8/25/14	55,328	47,912
Cricket Communications 6.50% 6/16/13	782,987	741,634
Crown Castle Term Loan B 5.376% 3/6/14	768,041	687,396
DIRECTV Holdings Term Loan C 5.25% 4/13/13	748,116	719,751
Flextronics International Term Loan B 3.499% 10/1/12	950,000	745,750
Georgia Pacific Term Loan B1 3.285% 12/20/12	783,033	695,920
HCA Term Loan B 3.709% 11/18/13	717,008	609,754
Intelsat
Term Loan BA 3.925% 1/3/14	286,724	252,317
Term Loan BB 3.925% 1/3/14	286,638	252,241
Term Loan BC 3.925% 1/3/14	286,638	252,241
Lender Processing Services Term Loan B 2.979% 7/2/14	671,617	651,468
MetroPCS Wireless Term Loan B 3.171% 2/20/14	748,082	683,096
NewPage Term Loan B 4.78% 12/21/14	1,000,000	691,075
Nielsen Finance Term Loan B 2.533% 8/9/13	750,000	586,935
Northwest Airlines Tem Loan 2.57% 8/21/13	220,000	198,220
Nuveen Investment Term Loan B 3.822% 11/13/14	1,346,599	741,108
Rental Service 2nd Lien 4.712% 10/7/13	625,000	332,813
SunGard Term Loan 6.75% 12/30/15	1,000,000	947,619
SUPERVALU 1.77% 6/2/12	782,979	698,374
Telesat Canada
Term Loan B 4.174% 10/31/14	828,815	726,185
Delay Draw Term 4.46% 10/31/14	71,185	62,528
Texas Competitive Electric Holdings Term Loan B2 4.036% 10/10/14	1,046,082	693,521
Wrigley Term Loan B 6.50% 7/17/14	740,625	734,889
Total Senior Secured Loans (cost $17,189,881)		17,372,908

Supranational Bank – 0.10%
European Investment Bank 11.25% 2/14/13	BRL	1,000,000	433,574
Total Supranational Bank (cost $555,972)			433,574

U.S. Treasury Obligations – 5.15%
U.S. Treasury Notes
0.875% 3/31/11	USD	15,705,000	15,727,376
1.75% 3/31/14		1,605,000	1,611,020
1.875% 2/28/14		5,415,000	5,475,935
Total U.S. Treasury Obligations (cost $22,689,865)			22,814,331

		Number of
		Shares
•Preferred Stock – 0.27%
PNC Financial Services Group 8.25%		2,450,000	1,200,213
Total Preferred Stock (cost $2,121,629)			1,200,213

		Principal
		Amount°
Repurchase Agreement* – 4.37%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $19,358,043
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; market value $19,755,383)	USD	19,358,000	19,358,000
Total Repurchase Agreement (cost $19,358,000)			19,358,000

Total Value of Securities Before Securities Lending Collateral – 99.59%
(cost $439,456,265)			441,215,634

		Number of
		Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust		3,321	0
Total Securities Lending Collateral (cost $3,321)			0

Total Value of Securities – 99.59%
(cost $439,459,586)			441,215,634
Obligation to Return Securities Lending Collateral** – (0.00%)			(3,321)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.41%			1,816,898
Net Assets Applicable to 53,626,430 Shares Outstanding – 100.00%			$443,029,211

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
USD – United States Dollar

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $27,430,986, which represented 6.19% of the Fund’s net assets. See Note 7 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2009.
wPass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*See Note 1 in “Notes.”
**See Note 6 in “Notes.”
¥Fully or partially pledged as collateral for financial futures contracts.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $3,451,487, which represented 0.78% of the Fund’s net assets. See Note 7 in “Notes.”
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $106,168 or 0.02% of the Fund’s net assets. See Note 7 in “Notes.”

Summary of Abbreviations:
ACES – Automatic Common Exchange Security
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMICs – Real Estate Mortgage Investment Conduits
S.F. – Single Family
yr – Year

The following foreign currency exchange contract and swap contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contract1

				Unrealized
Contract to Deliver	In Exchange For		Settlement Date	Appreciation
BRL (725,107)	USD	318,029	5/29/09	$5,315

Swap Contracts2

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Hartford Financial 5 yr CDS	$205,000	6.50%	3/20/14	$30,027
Citigroup Global Markets
Hartford Financial 5 yr CDS	310,000	6.65%	3/20/14	44,007
Macy’s 5 yr CDS	500,000	7.00%	3/20/14	(7,838)
JPMorgan Securities
Donnelley (R.R.) 5 yr CDS	1,050,000	3.77%	3/20/14	114,365
	$2,065,000			$180,561

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
2See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$439,465,760
Aggregate unrealized appreciation	8,860,806
Aggregate unrealized depreciation	(7,110,932)
Net unrealized appreciation	$1,749,874

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $13,590,821 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $6,133,212 expires in 2012, $2,091,290 expires in 2013, $3,803,581 expires in 2014 and $1,562,738 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$42,175,727	$-
Level 2	390,822,530	185,876
Level 3	8,217,377	-
Total	$441,215,634	$185,876

Securities
Balance as of 12/31/08	$6,413,282
Net realized loss	(2,525)
Net change in unrealized
appreciation/depreciation	296,482
Net purchases, sales, and settlements	1,510,138
Balance as of 3/31/09	$8,217,377

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$296,482

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures contracts were outstanding at March 31, 2009.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as unrealized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended March 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, there were no securities on loan.

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: